LEASES - Schedule of Operating Lease Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Non-current operating lease assets	$ 84	$ 120	$ 14
Operating lease liabilities:
Current operating lease liabilities	54	48	14
Non-current operating lease liabilities	$ 30	71	0
Total operating lease liabilities		$ 119	$ 14